Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Other Non-current Assets
Other
non-current
assets consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	124.2	Rs.	9,083.5	Rs.	7,137.1
Prepaid expenses		25.0		1,831.0		848.6
Employee benefits		0.7		50.9		38,210.8
Others		39.9		2,920.1		3,748.6

Total	US$	189.8	Rs.	13,885.5	Rs.	49,945.1